Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 53.7%
Air Freight & Logistics - 0.5%
FedEx Corp.	17,500	$ 3,911,075
Banks - 3.7%
Citigroup, Inc.	100,000	9,370,000
JPMorgan Chase & Co.	40,000	11,849,600
Wells Fargo & Co.	100,000	8,063,000
		29,282,600
Biotechnology - 3.3%
AbbVie, Inc.	60,000	11,341,200
Amgen, Inc.	30,000	8,853,000
Gilead Sciences, Inc.	50,000	5,614,500
		25,808,700
Broadline Retail - 0.9%
Amazon.com, Inc. (A)	30,000	7,023,300
Capital Markets - 6.8%
Blackrock, Inc.	15,000	16,590,150
Goldman Sachs Group, Inc.	24,500	17,727,955
Interactive Brokers Group, Inc., Class A	126,056	8,264,232
Morgan Stanley	64,372	9,170,435
Nasdaq, Inc.	15,000	1,443,300
		53,196,072
Communications Equipment - 0.9%
Arista Networks, Inc. (A)	60,000	7,393,200
Consumer Finance - 1.8%
Capital One Financial Corp.	40,000	8,600,000
Synchrony Financial	85,000	5,921,950
		14,521,950
Distributors - 0.2%
LKQ Corp.	60,000	1,768,200
Electric Utilities - 3.0%
American Electric Power Co., Inc.	50,000	5,657,000
Duke Energy Corp.	50,000	6,082,000
Evergy, Inc.	65,000	4,602,000
Southern Co.	80,000	7,558,400
		23,899,400
Health Care Equipment & Supplies - 1.1%
Medtronic PLC	100,000	9,024,000
Health Care Providers & Services - 0.9%
Cigna Group	10,000	2,673,800
Quest Diagnostics, Inc.	10,000	1,674,100
UnitedHealth Group, Inc.	10,000	2,495,600
		6,843,500
Hotel & Resort REITs - 0.4%
Ryman Hospitality Properties, Inc.	35,000	3,327,100
Hotels, Restaurants & Leisure - 1.1%
Travel & Leisure Co.	145,000	8,591,250
Household Products - 1.0%
Procter & Gamble Co.	50,000	7,523,500
	Shares	Value
COMMON STOCKS (continued)
Independent Power & Renewable Electricity Producers - 0.5%
Vistra Corp.	20,000	$ 4,170,800
Insurance - 2.5%
Allstate Corp.	25,000	5,081,250
Progressive Corp.	20,000	4,840,800
Travelers Cos., Inc.	16,651	4,333,256
Unum Group	75,000	5,385,750
		19,641,056
Interactive Media & Services - 4.5%
Alphabet, Inc., Class C	112,500	21,696,750
Meta Platforms, Inc., Class A	18,000	13,921,920
		35,618,670
IT Services - 2.1%
International Business Machines Corp.	65,000	16,454,750
Machinery - 0.9%
CNH Industrial NV	150,000	1,944,000
Cummins, Inc.	15,000	5,514,300
		7,458,300
Mortgage Real Estate Investment Trusts - 0.7%
AGNC Investment Corp. (B)	550,000	5,186,500
Multi-Utilities - 0.9%
Dominion Energy, Inc.	100,000	5,845,000
Sempra	15,000	1,225,200
		7,070,200
Oil, Gas & Consumable Fuels - 1.4%
Chevron Corp.	30,000	4,549,200
ONEOK, Inc.	75,000	6,158,250
		10,707,450
Pharmaceuticals - 1.5%
Merck & Co., Inc.	150,000	11,718,000
Semiconductors & Semiconductor Equipment - 4.2%
Broadcom, Inc.	60,000	17,622,000
NVIDIA Corp.	85,000	15,118,950
		32,740,950
Software - 3.2%
Microsoft Corp.	47,500	25,341,250
Specialized REITs - 2.3%
Equinix, Inc.	10,000	7,851,700
Gaming & Leisure Properties, Inc.	35,000	1,595,300
Iron Mountain, Inc.	60,000	5,841,600
Lamar Advertising Co., Class A	25,000	3,056,250
		18,344,850
Specialty Retail - 1.4%
Bath & Body Works, Inc.	165,000	4,778,400
Dick's Sporting Goods, Inc.	30,000	6,345,300
		11,123,700
Transamerica Funds

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	75,000	$ 15,567,750
Total Common Stocks (Cost $290,679,338)		423,258,073

	Principal	Value
CORPORATE DEBT SECURITIES - 40.4%
Aerospace & Defense - 0.4%
Bombardier, Inc.
7.25%, 07/01/2031 (C)	$ 825,000	861,470
TransDigm, Inc.
6.38%, 05/31/2033 (C)	2,500,000	2,515,880
		3,377,350
Automobile Components - 0.9%
Clarios Global LP/Clarios U.S. Finance Co.
8.50%, 05/15/2027 (C)	1,250,000	1,257,611
Cooper Tire & Rubber Co. LLC
7.63%, 03/15/2027	5,200,000	5,330,000
Titan International, Inc.
7.00%, 04/30/2028	720,000	719,572
		7,307,183
Automobiles - 0.9%
Ford Motor Credit Co. LLC
6.13%, 03/08/2034	2,000,000	1,950,541
Jaguar Land Rover Automotive PLC
5.88%, 01/15/2028 (C)	1,750,000	1,755,334
JB Poindexter & Co., Inc.
8.75%, 12/15/2031 (C)	3,100,000	3,170,487
		6,876,362
Banks - 2.7%
Bank of Montreal
Fixed until 11/26/2034, 7.30% (D), 11/26/2084	3,000,000	3,112,845
Barclays PLC
Fixed until 03/15/2035 (E), 7.63% (D)	200,000	203,734
Citigroup, Inc.
Fixed until 02/15/2030 (E), 6.95% (D)	1,500,000	1,512,153
Fixed until 08/15/2029 (E), 7.13% (D)	3,000,000	3,068,274
Fixed until 11/15/2028 (E), 7.63% (D)	1,000,000	1,043,192
FNB Corp.
Fixed until 12/11/2029, 5.72% (D)	5,500,000	5,538,240
Goldman Sachs Group, Inc.
Fixed until 11/10/2034 (E), 6.13% (B)(D)	2,045,000	2,022,220
Fixed until 02/10/2030 (E), 6.85% (D)	2,000,000	2,042,519
JPMorgan Chase & Co.
Fixed until 04/01/2030 (E), 6.50% (D)	3,000,000	3,075,252
		21,618,429
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products - 1.2%
Builders FirstSource, Inc.
5.00%, 03/01/2030 (C)	$ 2,000,000	$ 1,957,756
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/2028 (C)	3,765,000	3,738,021
Quikrete Holdings, Inc.
6.38%, 03/01/2032 (C)	3,450,000	3,538,303
		9,234,080
Capital Markets - 1.6%
Blue Owl Credit Income Corp.
5.80%, 03/15/2030	6,500,000	6,512,049
Compass Group Diversified Holdings LLC
5.00%, 01/15/2032 (C)	2,800,000	2,452,449
FS KKR Capital Corp.
6.88%, 08/15/2029	3,850,000	3,973,914
		12,938,412
Chemicals - 0.3%
Chemours Co.
5.75%, 11/15/2028 (C)	2,495,000	2,291,485
Commercial Services & Supplies - 3.2%
Amsted Industries, Inc.
6.38%, 03/15/2033 (C)	3,000,000	3,047,877
Ashtead Capital, Inc.
5.55%, 05/30/2033 (C)	2,500,000	2,526,766
CoreCivic, Inc.
8.25%, 04/15/2029	2,750,000	2,907,847
GEO Group, Inc.
8.63%, 04/15/2029	3,700,000	3,928,382
PROG Holdings, Inc.
6.00%, 11/15/2029 (C)	3,300,000	3,184,500
Service Corp. International
7.50%, 04/01/2027	2,500,000	2,588,925
Upbound Group, Inc.
6.38%, 02/15/2029 (C)	3,675,000	3,583,706
WEX, Inc.
6.50%, 03/15/2033 (C)	3,000,000	3,038,484
		24,806,487
Construction & Engineering - 2.3%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
6.25%, 09/15/2027 (C)	1,300,000	1,297,437
Brundage-Bone Concrete Pumping Holdings, Inc.
7.50%, 02/01/2032 (C)	3,800,000	3,782,561
Forestar Group, Inc.
5.00%, 03/01/2028 (C)	5,000,000	4,962,098
Installed Building Products, Inc.
5.75%, 02/01/2028 (C)	4,801,000	4,787,692
M/I Homes, Inc.
4.95%, 02/01/2028	2,235,000	2,212,873
Winnebago Industries, Inc.
6.25%, 07/15/2028 (C)	899,000	892,629
		17,935,290
Transamerica Funds

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Staples Distribution & Retail - 1.5%
Academy Ltd.
6.00%, 11/15/2027 (C)	$ 5,150,000	$ 5,139,110
BlueLinx Holdings, Inc.
6.00%, 11/15/2029 (C)	1,150,000	1,119,374
Dillard's, Inc.
7.00%, 12/01/2028	230,000	243,762
7.75%, 07/15/2026	1,150,000	1,167,373
Macy's Retail Holdings LLC
7.38%, 08/01/2033 (C)	1,700,000	1,706,475
Sonic Automotive, Inc.
4.63%, 11/15/2029 (B)(C)	2,500,000	2,404,283
		11,780,377
Containers & Packaging - 0.4%
Sealed Air Corp.
6.50%, 07/15/2032 (B)(C)	3,000,000	3,089,811
Diversified REITs - 0.4%
American Assets Trust LP
6.15%, 10/01/2034	635,000	634,378
Rithm Capital Corp.
8.00%, 07/15/2030 (C)	1,050,000	1,068,931
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
4.75%, 04/15/2028 (C)	1,500,000	1,453,673
10.50%, 02/15/2028 (C)	275,000	290,642
		3,447,624
Electric Utilities - 1.7%
Dominion Energy, Inc.
Fixed until 02/15/2035, 6.63% (D), 05/15/2055	1,000,000	1,024,678
Southern Co.
Fixed until 12/15/2034, 6.38% (D), 03/15/2055	3,000,000	3,104,136
Talen Energy Supply LLC
8.63%, 06/01/2030 (C)	4,250,000	4,516,347
TransAlta Corp.
7.75%, 11/15/2029	1,864,000	1,942,191
Vistra Operations Co. LLC
6.95%, 10/15/2033 (C)	2,500,000	2,748,338
		13,335,690
Electrical Equipment - 0.6%
WESCO Distribution, Inc.
6.63%, 03/15/2032 (C)	2,000,000	2,063,620
7.25%, 06/15/2028 (C)	2,729,000	2,765,339
		4,828,959
Energy Equipment & Services - 0.2%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028 (C)	1,500,000	1,499,915
Financial Services - 4.8%
Acadian Asset Management, Inc.
4.80%, 07/27/2026	4,280,000	4,234,274
AG Issuer LLC
6.25%, 03/01/2028 (C)	1,000,000	998,945
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Financial Services (continued)
Ally Financial, Inc.
Fixed until 05/15/2028 (E), 4.70% (D)	$ 2,250,000	$ 2,052,439
Burford Capital Global Finance LLC
6.25%, 04/15/2028 (C)	2,500,000	2,493,168
9.25%, 07/01/2031 (C)	4,750,000	5,022,979
Citadel LP
6.38%, 01/23/2032 (C)	4,750,000	4,929,912
Coinbase Global, Inc.
3.63%, 10/01/2031 (C)	1,250,000	1,118,747
EZCORP, Inc.
7.38%, 04/01/2032 (C)	850,000	885,241
ILFC E-Capital Trust I
3-Month Term SOFR + 0.00%, 6.43% (D), 12/21/2065 (C)	3,400,000	2,843,099
OneMain Finance Corp.
6.13%, 05/15/2030 (F)	750,000	751,260
7.13%, 11/15/2031	2,100,000	2,167,882
7.50%, 05/15/2031	2,000,000	2,084,337
PRA Group, Inc.
5.00%, 10/01/2029 (B)(C)	1,300,000	1,201,064
StoneX Group, Inc.
7.88%, 03/01/2031 (C)	4,175,000	4,386,029
World Acceptance Corp.
7.00%, 11/01/2026 (C)	2,475,000	2,515,493
		37,684,869
Food Products - 0.9%
Post Holdings, Inc.
5.50%, 12/15/2029 (C)	2,000,000	1,982,663
U.S. Foods, Inc.
6.88%, 09/15/2028 (C)	2,300,000	2,368,715
United Natural Foods, Inc.
6.75%, 10/15/2028 (C)	2,875,000	2,862,850
		7,214,228
Health Care Providers & Services - 1.1%
DaVita, Inc.
6.88%, 09/01/2032 (C)	5,950,000	6,117,397
Molina Healthcare, Inc.
6.25%, 01/15/2033 (C)	2,200,000	2,170,538
		8,287,935
Hotels, Restaurants & Leisure - 3.7%
Hilton Domestic Operating Co., Inc.
5.88%, 03/15/2033 (C)	3,000,000	3,022,512
Light & Wonder International, Inc.
7.00%, 05/15/2028 (C)	2,504,000	2,506,642
7.50%, 09/01/2031 (C)	4,500,000	4,690,282
Live Nation Entertainment, Inc.
6.50%, 05/15/2027 (C)	2,388,000	2,415,247
Marriott Ownership Resorts, Inc.
4.75%, 01/15/2028	4,950,000	4,829,869
NCL Corp. Ltd.
8.13%, 01/15/2029 (C)	4,800,000	5,042,592
Travel & Leisure Co.
6.60%, 10/01/2025	3,450,000	3,449,007
Transamerica Funds

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
VOC Escrow Ltd.
5.00%, 02/15/2028 (C)	$ 3,366,000	$ 3,335,425
		29,291,576
Household Products - 0.1%
Central Garden & Pet Co.
5.13%, 02/01/2028 (B)	1,141,000	1,136,083
Insurance - 1.1%
Constellation Insurance, Inc.
6.80%, 01/24/2030 (C)	1,750,000	1,726,032
F&G Annuities & Life, Inc.
6.50%, 06/04/2029	2,750,000	2,833,030
Kuvare U.S. Holdings, Inc.
Fixed until 05/01/2026, 7.00% (D), 02/17/2051 (C)	1,500,000	1,494,553
SBL Holdings, Inc.
Fixed until 11/13/2026 (E), 6.50% (C)(D)	2,500,000	2,326,032
		8,379,647
Internet & Catalog Retail - 0.3%
Gen Digital, Inc.
6.25%, 04/01/2033 (C)	2,500,000	2,548,695
IT Services - 1.0%
Dell International LLC/EMC Corp.
8.10%, 07/15/2036	405,000	487,202
Leidos, Inc.
7.13%, 07/01/2032	1,800,000	1,981,425
NCR Atleos Corp.
9.50%, 04/01/2029 (C)	3,225,000	3,493,820
Seagate HDD Cayman
8.50%, 07/15/2031	2,000,000	2,112,245
		8,074,692
Leisure Products - 0.6%
Mattel, Inc.
5.45%, 11/01/2041	5,000,000	4,517,004
Machinery - 0.6%
Regal Rexnord Corp.
6.30%, 02/15/2030	2,549,000	2,668,275
6.40%, 04/15/2033	1,900,000	2,008,411
		4,676,686
Media - 0.4%
Nexstar Media, Inc.
4.75%, 11/01/2028 (B)(C)	2,986,000	2,902,223
Metals & Mining - 0.8%
ATI, Inc.
5.88%, 12/01/2027	4,002,000	3,993,710
Carpenter Technology Corp.
7.63%, 03/15/2030	250,000	257,972
Cleveland-Cliffs, Inc.
5.88%, 06/01/2027	650,000	650,476
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
First Quantum Minerals Ltd.
6.88%, 10/15/2027 (B)(C)	$ 1,247,000	$ 1,249,095
		6,151,253
Mortgage Real Estate Investment Trusts - 0.2%
Starwood Property Trust, Inc.
4.38%, 01/15/2027 (C)	1,500,000	1,474,368
Oil, Gas & Consumable Fuels - 3.4%
Hess Midstream Operations LP
6.50%, 06/01/2029 (C)	3,375,000	3,476,591
Murphy Oil Corp.
6.00%, 10/01/2032	6,625,000	6,357,563
Northern Oil & Gas, Inc.
8.13%, 03/01/2028 (C)	2,000,000	2,019,470
ONEOK Partners LP
6.85%, 10/15/2037	2,500,000	2,737,348
Permian Resources Operating LLC
5.88%, 07/01/2029 (C)	2,250,000	2,251,375
9.88%, 07/15/2031 (C)	1,132,000	1,232,277
Summit Midstream Holdings LLC
8.63%, 10/31/2029 (C)	3,325,000	3,386,583
Sunoco LP
6.25%, 07/01/2033 (C)	500,000	506,400
Sunoco LP/Sunoco Finance Corp.
5.88%, 03/15/2028	1,190,000	1,186,762
7.00%, 09/15/2028 (C)	2,850,000	2,935,474
Valero Energy Corp.
8.75%, 06/15/2030	300,000	346,573
		26,436,416
Passenger Airlines - 0.5%
American Airlines, Inc.
8.50%, 05/15/2029 (B)(C)	4,048,000	4,230,666
Personal Care Products - 0.4%
Edgewell Personal Care Co.
5.50%, 06/01/2028 (C)	3,000,000	2,977,441
Pharmaceuticals - 0.1%
Bausch Health Cos., Inc.
4.88%, 06/01/2028 (C)	1,100,000	973,500
Software - 0.5%
Concentrix Corp.
6.60%, 08/02/2028 (B)	1,000,000	1,047,107
CoreWeave, Inc.
9.25%, 06/01/2030 (C)	2,950,000	2,964,900
		4,012,007
Specialized REITs - 0.3%
Iron Mountain, Inc.
4.88%, 09/15/2027 (C)	1,750,000	1,736,717
6.25%, 01/15/2033 (C)	750,000	762,809
		2,499,526
Textiles, Apparel & Luxury Goods - 0.2%
Crocs, Inc.
4.25%, 03/15/2029 (C)	1,500,000	1,426,891
Transamerica Funds

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Transportation Infrastructure - 1.1%
Danaos Corp.
8.50%, 03/01/2028 (C)	$ 1,411,000	$ 1,438,720
FTAI Aviation Investors LLC
7.00%, 06/15/2032 (C)	3,800,000	3,935,322
Star Leasing Co. LLC
7.63%, 02/15/2030 (C)	2,000,000	1,972,713
XPO CNW, Inc.
6.70%, 05/01/2034	1,181,000	1,228,240
		8,574,995
Total Corporate Debt Securities (Cost $315,371,943)		317,838,155

	Shares	Value
PREFERRED STOCKS - 4.5%
Banks - 0.3%
Dime Community Bancshares, Inc.,
5.50%	67,045	1,367,718
Regions Financial Corp.,
Fixed until 09/15/2029, 6.95% (D)	51,500	1,314,280
		2,681,998
Capital Markets - 0.4%
Morgan Stanley,
Series P, 6.50%	60,000	1,536,000
Series Q, 6.63% (B)	65,000	1,674,400
		3,210,400
Consumer Finance - 0.5%
Synchrony Financial,
Series B, Fixed until 05/15/2029, 8.25% (D)	142,000	3,683,480
Electric Utilities - 0.5%
SCE Trust VIII,
Series N, 6.95% (B)	75,000	1,682,250
Southern Co.,
6.50%	100,000	2,609,000
		4,291,250
Insurance - 1.5%
Allstate Corp.,
Series J, 7.38%	73,000	1,965,160
Aspen Insurance Holdings Ltd.,
5.63% (B)	17,900	364,265
Athene Holding Ltd.,
Fixed until 03/30/2029, 7.25% (D)	160,000	4,028,800
Enstar Group Ltd.,
Series E, 7.00% (B)	50,000	1,002,500
F&G Annuities & Life, Inc.,
7.30% (B)	30,000	723,300
7.95%	97,000	2,598,630
Reinsurance Group of America, Inc.,
Fixed until 10/15/2027, 7.13% (D)	40,000	1,036,800
		11,719,455
	Shares	Value
PREFERRED STOCKS (continued)
Mortgage Real Estate Investment Trusts - 0.8%
AGNC Investment Corp.,
Series E, 3-Month Term SOFR + 5.25%, 9.57% (B)(D)	49,300	$ 1,266,517
Annaly Capital Management, Inc.,
Series F, 3-Month Term SOFR + 5.25%, 9.56% (D)	40,784	1,058,753
New York Mortgage Trust, Inc.,
Series F, Fixed until 10/15/2026, 6.88% (D)	120,000	2,616,000
Rithm Capital Corp.,
Series D, Fixed until 11/15/2026, 7.00% (D)	65,000	1,591,200
		6,532,470
Real Estate Management & Development - 0.0% *
Brookfield Property Partners LP,
Series A-1, 6.50%	6,681	96,540
Trading Companies & Distributors - 0.3%
Triton International Ltd.,
Series E, 5.75%	100,000	1,946,000
Wireless Telecommunication Services - 0.2%
U.S. Cellular Corp.,
5.50%	60,100	1,332,417
Total Preferred Stocks (Cost $36,399,128)		35,494,010
OTHER INVESTMENT COMPANY - 2.4%
Securities Lending Collateral - 2.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.27% (G)	18,815,025	18,815,025
Total Other Investment Company (Cost $18,815,025)		18,815,025

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
Fixed Income Clearing Corp., 1.80% (G), dated 07/31/2025, to be repurchased at $3,685,283 on 08/01/2025. Collateralized by a U.S. Government Obligation, 3.75% due 04/30/2027, and with a value of $3,758,869.	$ 3,685,098	3,685,098
Total Repurchase Agreement (Cost $3,685,098)		3,685,098
Total Investments (Cost $664,950,532)		799,090,361
Net Other Assets (Liabilities) - (1.5)%		(11,580,474)
Net Assets - 100.0%		$ 787,509,887
Transamerica Funds

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (H)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$423,258,073	$—	$—	$423,258,073
Corporate Debt Securities	—	317,838,155	—	317,838,155
Preferred Stocks	35,494,010	—	—	35,494,010
Other Investment Company	18,815,025	—	—	18,815,025
Repurchase Agreement	—	3,685,098	—	3,685,098
Total Investments	$477,567,108	$321,523,253	$—	$799,090,361
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $23,641,440, collateralized by cash collateral of $18,815,025 and non-cash collateral, such as U.S. government securities of $5,388,036. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, the total value of 144A securities is $202,860,611, representing 25.8% of the
Fund's net assets.

(D)
Floating or variable rate security. The rate disclosed is as of July 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(E)	Perpetual maturity. The date displayed is the next call date.
(F)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after July 31, 2025. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(G)	Rate disclosed reflects the yield at July 31, 2025.
(H)
There were no transfers in or out of Level 3 during the period ended July 31, 2025. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Transamerica Funds

Transamerica Multi-Asset Income

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Multi-Asset Income (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of
Transamerica Funds

Transamerica Multi-Asset Income

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds